Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 7,938,627	$ 6,827,871	$ 5,974,744
Cost of revenues	6,003,374	5,186,051	4,491,790
Gross profit	1,935,253	1,641,820	1,482,954
Operating expenses:
Research and development, net	517,142	466,402	424,420
Marketing and selling, net	399,437	375,358	359,141
General and administrative, net	347,250	311,007	330,285
Total operating expenses	1,263,829	1,152,767	1,113,846
Operating income	671,424	489,053	369,108
Financial expenses, net	(138,618)	(151,125)	(137,827)
Other income (expenses), net	29,109	3,818	(4,787)
Income before income taxes	561,915	341,746	226,494
Income taxes	(55,539)	(39,058)	(22,913)
Net income after taxes	506,376	302,688	203,581
Equity in net earnings of affiliated companies and partnerships	29,243	19,176	12,275
Net income	535,619	321,864	215,856
Less: net income attributable to non-controlling interests	(1,280)	(726)	(725)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 534,339	$ 321,138	$ 215,131
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 11.69	$ 7.22	$ 4.85
Diluted net earnings per share (in usd per share)	$ 11.39	$ 7.18	$ 4.82
Weighted average number of shares used in computation of basic earnings per share (in shares)	45,710	44,480	44,375
Weighted average number of shares used in computation of diluted earnings per share (in shares)	46,918	44,709	44,592